Document and Entity Information	Aug. 29, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2022
Entity File Number	1-3285
Entity Registrant Name	3M COMPANY
Entity Central Index Key	0000066740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0417775
Entity Address, Address Line One	3M Center
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144-1000
City Area Code	651
Local Phone Number	733-1110
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.950% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.950% Notes due 2023
Trading Symbol	MMM23
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.500% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.500% Notes due 2026
Trading Symbol	MMM26
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.750% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2030
Trading Symbol	MMM30
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.500% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.500% Notes due 2031
Trading Symbol	MMM31
Security Exchange Name	NYSE
Chicago Stock Exchange, Inc. [Member] | None [Member]
Entity Listings [Line Items]
Trading Symbol	MMM
Security Exchange Name	CHX